Shareholder Report, Average Annual Return (Details) 199536_WBI BullBear Yield 3000 ETF_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
WBI BullBear Yield 3000 ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	WBI BullBear Yield 3000 ETF NAV
Average Annual Return, Percent	19.50%	1.30%	4.22%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	22.32%	13.41%	15.51%
Russell 3000 Value Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Value Total Return
Average Annual Return, Percent	27.78%	10.97%	11.48%